Tangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of Detailed Information About Tangible Assets

Figures in millions	Mine development costs	Mine infra- structure(2)	Mineral rights and dumps	Exploration and evaluation assets	Assets under construction	Land and buildings(3)(4)	Total
US Dollars

Cost
Balance at 1 January 2015	7,238	5,369	958	35	757	88	14,445
Additions
- project capital	19	1	—	—	102	6	128
- stay-in-business capital	345	57	—	—	158	1	561
- capitalised leased assets	—	62	—	—	—	—	62
Disposals	(113)	(772)	(25)	(29)	(291)	(7)	(1,237)
Transfers and other movements(1)	(497)	(4)	—	(1)	(298)	(1)	(801)
Translation	(710)	(281)	(19)	—	(72)	(9)	(1,091)
Balance at 31 December 2015	6,282	4,432	914	5	356	78	12,067

Accumulated amortisation and impairments
Balance at 1 January 2015	5,045	3,515	893	32	79	18	9,582
Amortisation for the year	475	257	6	1	—	1	740
Impairment and derecognition of assets	4	1	—	—	—	—	5
Disposals	(113)	(727)	(25)	(29)	(49)	(6)	(949)
Transfers and other movements(1)	(458)	(346)	—	(1)	(1)	—	(806)
Translation	(465)	(82)	(12)	(1)	—	(3)	(563)
Balance at 31 December 2015	4,488	2,618	862	2	29	10	8,009
Net book value at 31 December 2015	1,794	1,814	52	3	327	68	4,058

Cost
Balance at 1 January 2016	6,282	4,432	914	5	356	78	12,067
Additions
- project capital	25	4	—	—	64	—	93
- stay-in-business capital	363	54	1	—	192	1	611
- capitalised leased assets	—	2	—	—	—	—	2
Disposals	(45)	(46)	—	—	—	—	(91)
Transfers and other movements(1)	(884)	25	—	—	(190)	—	(1,049)
Translation	202	105	4	—	28	3	342
Balance at 31 December 2016	5,943	4,576	919	5	450	82	11,975

Accumulated amortisation and impairments
Balance at 1 January 2016	4,488	2,618	862	2	29	10	8,009
Amortisation for the year	546	254	4	1	—	1	806
Impairment and derecognition of assets	1	2	—	—	—	—	3
Disposals	(43)	(43)	—	—	—	—	(86)
Transfers and other movements(1)	(964)	(70)	—	—	(3)	—	(1,037)
Translation	135	31	2	—	—	1	169
Balance at 31 December 2016	4,163	2,792	868	3	26	12	7,864
Net book value at 31 December 2016	1,780	1,784	51	2	424	70	4,111

Figures in millions	Mine development costs	Mine infra- structure(2)	Mineral rights and dumps	Exploration and evaluation assets	Assets under construction	Land and buildings(3)(4)	Total
Cost
Balance at 1 January 2017	5,943	4,576	919	5	450	82	11,975
Additions
- project capital	28	3	—	—	125	—	156
- stay-in-business capital	371	37	—	—	257	—	665
Disposals	(1)	(20)	—	—	—	—	(21)
Transfers and other movements(1)	(168)	(21)	(27)	—	(291)	1	(506)
Transfer to non-current assets and liabilities held for sale	(785)	(281)	(7)	—	(72)	(3)	(1,148)
Translation	174	88	7	—	21	3	293
Balance at 31 December 2017	5,562	4,382	892	5	490	83	11,414

Accumulated amortisation and impairments
Balance at 1 January 2017	4,163	2,792	868	3	26	12	7,864
Amortisation for the year	553	272	3	—	—	1	829
Impairment and derecognition of assets(5)	182	62	8	—	1	—	253
Disposals	(1)	(20)	—	—	—	—	(21)
Transfers and other movements(1)	(326)	(163)	(27)	—	—	—	(516)
Transfer to non-current assets and liabilities held for sale	(685)	(169)	(4)	—	(1)	—	(859)
Translation	93	22	5	—	—	2	122
Balance at 31 December 2017	3,979	2,796	853	3	26	15	7,672
Net book value at 31 December 2017	1,583	1,586	39	2	464	68	3,742

(1)	Transfers and other movements include amounts from deferred stripping, change in estimates of decommissioning assets, asset reclassifications and derecognition of assets with a carrying value of nil.

(2)	Included in the amounts for mine infrastructure are assets held under finance leases with a net book value of $56m (2016: $58m; 2015: $61m).

(3)	Included in the amounts for land and buildings are assets held under finance leases with a net book value of $6m (2016: $7m; 2015: $7m).

(4)	Assets of $11m (2016: $12m; 2015: $8m) have been pledged as security.

(5)	Impairment and derecognition of assets include the following:

Impairment calculation assumptions as at 31 December 2017 - goodwill, tangible and intangible assets
Management assumptions for the value in use of tangible assets and goodwill include:

•
the gold price assumption represents management’s best estimate of the future price of gold. A long-term real gold price of $1,240/oz (2016: $1,212/oz) is based on a range of economic and market conditions that will exist over the remaining useful life of the assets.

Annual life of mine plans take into account the following:

•	proved and probable Ore Reserve;

•	value beyond proved and probable reserves (including exploration potential) determined using the gold price assumption referred to above;

•
in determining the impairment for each cash generating unit, the real pre-tax rate was derived from the weighted average cost of capital (WACC) using the Capital Asset Pricing Model ("CAPM") to determine the required return on equity with risk factors consistent with the basis used in 2016. At 31 December 2017, the derived group WACC was 7.50% (real post-tax) which is 20 basis points higher than in 2016 of 7.30%, and is based on the industry average capital structure of the major gold companies considered to be appropriate peers. In determining the WACC for each cash generating unit, sovereign and mining risk factors are considered to determine country specific risks. In certain instances, a specific risk premium was added to large projects being undertaken or the turnaround nature of a specific mine to address uncertainties in the forecast of the cash flows;

•	foreign currency cash flows translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency;

•	cash flows used in impairment calculations are based on life of mine plans which range from 2 years to 42 years; and

•	variable operating cash flows are increased at local Consumer Price Index rates.

Disclosure of Impairments and Derecognitions of Tangible Assets
For the year ended 31 December 2017, the following impairments and derecognitions of tangible assets were recognised:

Figures in millions	US Dollars
TauTona	79
Kopanang	35
Surface Operations	9
Moab Khotsong	112
Mponeng	2
First Uranium	13
Other	3
253